Total
Eventide Limited-Term Bond Fund
Eventide limited-term bond Fund
Shareholder Fees Fees paid directly from your investment
Shareholder Fees - Eventide Limited-Term Bond Fund - USD ($)	Eventide Limited-Term Bond Fund Class A		Eventide Limited-Term Bond Fund Class C		Eventide Limited-Term Bond Fund Class N	Eventide Limited-Term Bond Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of the NAV of the shares redeemed or the original purchase price)	1.00%	[1]	1.00%	[2]	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none		none		none	none
Redemption Fee for Shares Redeemed by Wire Transfer	$ 15		$ 15		$ 15	$ 15
[1]	The maximum deferred sales charge on Class A shares (as a % of NAV at the time of purchase) applies only to purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months of purchase.
[2]	The maximum deferred sales charge on Class C shares (as a % of the lesser of NAV of the shares redeemed or the original purchase price) applies to shares sold within 12 months of purchase.

Annual Fund Operating Expenses Expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses - Eventide Limited-Term Bond Fund		Eventide Limited-Term Bond Fund Class A	Eventide Limited-Term Bond Fund Class C	Eventide Limited-Term Bond Fund Class N	Eventide Limited-Term Bond Fund Class I
Management Fees		0.31%	0.31%	0.31%	0.31%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.20%	none
Other Expenses		0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses		0.87%	1.62%	0.82%	0.62%
Fee Waiver and/or Expense Reimbursement	[1]	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.80%	1.55%	0.75%	0.55%
[1]	The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 0.80%, 1.55%, 0.75% and 0.55% for Class A shares, Class C shares, Class N shares, and Class I shares, respectively, through October 31, 2023. This agreement may only be terminated by the Trust’s Board of Trustees on 60 days’ written notice to the adviser and upon the termination of the Management Agreement between the Trust and the adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

Expense Example - Eventide Limited-Term Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Eventide Limited-Term Bond Fund Class A	652	830	1,024	1,581
Eventide Limited-Term Bond Fund Class C	258	505	875	1,918
Eventide Limited-Term Bond Fund Class N	77	255	449	1,009
Eventide Limited-Term Bond Fund Class I	56	192	340	769

Expense Example, No Redemption - Eventide Limited-Term Bond Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Eventide Limited-Term Bond Fund Class C	158	505	875	1,918
Eventide Limited-Term Bond Fund Class A	652	830	1,024	1,581
Eventide Limited-Term Bond Fund Class N	77	255	449	1,009
Eventide Limited-Term Bond Fund Class I	56	192	340	769

Eventide limited-term bond Fund

Effective May 31, 2023, the management fee payable by the Fund to Eventide Asset Management LLC, the Fund’s investment adviser, will be reduced from 0.33% to 0.31% of the average daily net assets of the Fund. Accordingly, the following changes are hereby made to the Prospectus and Summary Prospectus:

The table under the section of the Fund’s Prospectus entitled “FUND SUMMARY - Eventide Limited-Term Bond Fund - Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees Fees paid directly from your investment	Class A	Class C	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of the NAV of the shares redeemed or the original purchase price)	1.00%[1]	1.00%[2]	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee for Shares Redeemed by Wire Transfer	$15	$15	$15	$15
Annual Fund Operating Expenses Expenses that you pay each year as a percentage of the value of your investment
Management Fees	0.31%	0.31%	0.31%	0.31%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.20%	0.00%
Other Expenses	0.31%	0.31%	0.31%	0.31%
Total Annual Fund Operating Expenses	0.87%	1.62%	0.82%	0.62%
Fee Waiver and/or Expense Reimbursement[3]	(0.07)%	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.80%	1.55%	0.75%	0.55%
1.	The maximum deferred sales charge on Class A shares (as a % of NAV at the time of purchase) applies only to purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months of purchase.
2.	The maximum deferred sales charge on Class C shares (as a % of the lesser of NAV of the shares redeemed or the original purchase price) applies to shares sold within 12 months of purchase.
3.	The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 0.80%, 1.55%, 0.75% and 0.55% for Class A shares, Class C shares, Class N shares, and Class I shares, respectively, through October 31, 2023. This agreement may only be terminated by the Trust’s Board of Trustees on 60 days’ written notice to the adviser and upon the termination of the Management Agreement between the Trust and the adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

The section of the Fund’s Prospectus entitled “FUND SUMMARY – Eventide Limited-Term Bond Fund - Fees and Expenses of the Fund – Example of Hypothetical Fund Costs” is hereby replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$652	$830	$1,024	$1,581
Class C – no redemption	$158	$505	$875	$1,918
Class C – with redemption	$258	$505	$875	$1,918
Class N	$77	$255	$449	$1,009
Class I	$56	$192	$340	$769

Eventide Core Bond Fund
Eventide core bond Fund
Shareholder Fees Fees paid directly from your investment
Shareholder Fees - Eventide Core Bond Fund - USD ($)	Eventide Core Bond Fund Class A Shares		Eventide Core Bond Fund Class C Shares		Eventide Core Bond Fund Class N Shares	Eventide Core Bond Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		none	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of the NAV of the shares redeemed or the original purchase price)	1.00%	[1]	1.00%	[2]	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none		none		none	none
Redemption Fee for Shares Redeemed by Wire Transfer	$ 15		$ 15		$ 15	$ 15
[1]	The maximum deferred sales charge on Class A shares (as a % of NAV at the time of purchase) applies only to purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months of purchase.
[2]	The maximum deferred sales charge on Class C shares (as a % of the lesser of NAV of the shares redeemed or the original purchase price) applies to shares sold within 12 months of purchase.

Annual Fund Operating Expenses Expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses - Eventide Core Bond Fund		Eventide Core Bond Fund Class A Shares	Eventide Core Bond Fund Class C Shares	Eventide Core Bond Fund Class N Shares	Eventide Core Bond Fund Class I Shares
Management Fees		0.34%	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.20%	none
Other Expenses		0.40%	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses		0.99%	1.74%	0.94%	0.74%
Fee Waiver and/or Expense Reimbursement	[1]	(0.16%)	(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.83%	1.58%	0.78%	0.58%
[1]	The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 0.83%, 1.58%, 0.78% and 0.58% for Class A shares, Class C shares, Class N shares, and Class I shares, respectively, through October 31, 2023. This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to the adviser and upon the termination of the Management Agreement between Mutual Fund Series Trust (the “Trust”) and the adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

Expense Example - Eventide Core Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Eventide Core Bond Fund Class A Shares	655	858	1,078	1,709
Eventide Core Bond Fund Class C Shares	261	534	931	2,043
Eventide Core Bond Fund Class N Shares	80	285	507	1,145
Eventide Core Bond Fund Class I Shares	60	222	398	908

Expense Example, No Redemption - Eventide Core Bond Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Eventide Core Bond Fund Class C Shares	161	534	931	2,043
Eventide Core Bond Fund Class A Shares	655	858	1,078	1,709
Eventide Core Bond Fund Class N Shares	80	285	507	1,145
Eventide Core Bond Fund Class I Shares	60	222	398	908

Eventide core bond Fund

Effective May 31, 2023, the management fee payable by the Fund to Eventide Asset Management LLC, the Fund’s investment adviser, will be reduced from 0.36% to 0.34% of the average daily net assets of the Fund. Accordingly, the following changes are hereby made to the Prospectus and Summary Prospectus:

The table under the section of the Fund’s Prospectus entitled “FUND SUMMARY - Eventide Core Bond Fund - Fees and Expenses of the Fund” is hereby replaced with the following:

Shareholder Fees Fees paid directly from your investment	Class A	Class C	Class N	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of the NAV of the shares redeemed or the original purchase price)	1.00%[1]	1.00%[2]	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee for Shares Redeemed by Wire Transfer	$15	$15	$15	$15
Annual Fund Operating Expenses Expenses that you pay each year as a percentage of the value of your investment
Management Fees	0.34%	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.20%	0.00%
Other Expenses	0.40%	0.40%	0.40%	0.40%
Total Annual Fund Operating Expenses	0.99%	1.74%	0.94%	0.74%
Fee Waiver and/or Expense Reimbursement[3]	(0.16)%	(0.16)%	(0.16)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.83%	1.58%	0.78%	0.58%

1.	The maximum deferred sales charge on Class A shares (as a % of NAV at the time of purchase) applies only to purchases of $1 million or more made without an initial sales charge and applies to shares sold within 18 months of purchase.
2.	The maximum deferred sales charge on Class C shares (as a % of the lesser of NAV of the shares redeemed or the original purchase price) applies to shares sold within 12 months of purchase.
3.	The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) at 0.83%, 1.58%, 0.78% and 0.58% for Class A shares, Class C shares, Class N shares, and Class I shares, respectively, through October 31, 2023. This agreement may only be terminated by the Board of Trustees on 60 days’ written notice to the adviser and upon the termination of the Management Agreement between Mutual Fund Series Trust (the “Trust”) and the adviser. Fee waivers and expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after the recoupment is taken into account, such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

The section of the Fund’s Prospectus entitled “FUND SUMMARY – Eventide Core Bond Fund - Fees and Expenses of the Fund – Example of Hypothetical Fund Costs” is hereby replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A	$655	$858	$1,078	$1,709
Class C – no redemption	$161	$534	$931	$2,043
Class C – with redemption	$261	$534	$931	$2,043
Class N	$80	$285	$507	$1,145
Class I	$60	$222	$398	$908